UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canadian Independents — 6.6%
Canadian Natural Resources Ltd.	245,500	$8,659,925
Crew Energy, Inc. (a)	330,000	3,628,593
EnCana Corp.	155,922	3,382,025
Husky Energy, Inc.	123,000	3,157,833
Nexen, Inc.	122,700	2,084,084
Niko Resources Ltd.	25,200	1,386,221
Pan Orient Energy Corp. (a)	224,000	510,138
Paramount Resources Ltd., Class A (a)	43,600	1,586,528
Progress Energy Resources Corp.	177,453	2,512,026
Talisman Energy, Inc.	758,900	10,765,835
		37,673,208
Chemicals — 0.7%
E.I. du Pont de Nemours & Co.	36,500	1,754,555
Praxair, Inc.	22,800	2,318,076
		4,072,631
Energy Equipment & Services — 13.6%
Cameron International Corp. (a)	234,900	11,542,986
Dresser-Rand Group, Inc. (a)	226,700	10,972,280
Dril-Quip, Inc. (a)	98,600	6,418,860
Ensco Plc — ADR	73,581	3,654,033
National Oilwell Varco, Inc.	302,201	21,555,997
Noble Corp. (a)	189,100	6,796,254
Seahawk Drilling, Inc. (a)	4,713	6,033
Subsea 7 — ADR (a)	85,000	1,842,800
Tesco Corp. (a)	71,500	1,106,105
Transocean Ltd.	179,609	10,264,654
Trican Well Service Ltd.	53,600	948,049
Weatherford International Ltd. (a)	165,052	2,558,306
		77,666,357
Gold — 2.2%
Barrick Gold Corp.	63,100	3,115,276
Eldorado Gold Corp.	510,100	9,585,325
		12,700,601
Integrated Oil & Gas — 14.8%
Chevron Corp.	175,991	18,487,854
ConocoPhillips	141,975	9,888,559
Eni SpA – ADR	19,250	847,385
Exxon Mobil Corp.	224,290	17,514,806
Hess Corp.	109,800	6,869,088
Marathon Oil Corp.	179,600	4,674,988
Marathon Petroleum Corp.	89,800	3,223,820
Murphy Oil Corp.	295,800	16,378,446
Total SA — ADR	128,200	6,704,860
		84,589,806
Metals & Mining — 8.5%
Alcoa, Inc.	25,000	269,000
AuRico Gold, Inc. (a)	151,600	1,467,710
BHP Billiton Ltd.	69,900	2,736,207

Common Stocks	Shares	Value
Metals & Mining (concluded)
Cliffs Natural Resources, Inc.	81,400	$5,553,108
First Quantum Minerals Ltd.	303,500	6,366,877
Franco-Nevada Corp.	75,000	2,971,407
Goldcorp, Inc.	157,182	7,648,184
HudBay Minerals, Inc.	225,400	2,469,393
Inmet Mining Corp.	13,900	829,747
Newcrest Mining Ltd.	176,600	6,241,362
Newmont Mining Corp.	10,800	721,764
Southern Copper Corp.	173,300	5,316,844
Vale SA — ADR	219,500	5,577,495
		48,169,098
Oil & Gas Drilling — 3.9%
Diamond Offshore Drilling, Inc.	50,900	3,335,986
Helmerich & Payne, Inc.	120,000	6,381,600
Nabors Industries Ltd. (a)	130,400	2,390,232
Rowan Cos., Inc. (a)	63,100	2,176,319
Saipem SpA	179,400	8,016,025
		22,300,162
Oil & Gas Equipment & Services — 9.0%
Baker Hughes, Inc.	128,780	7,467,952
Exterran Holdings, Inc. (a)	521	4,950
FMC Technologies, Inc. (a)	359,600	16,117,272
Halliburton Co.	236,300	8,828,168
Schlumberger Ltd.	173,115	12,718,759
Technip SA — ADR	259,900	6,185,620
		51,322,721
Oil & Gas Exploration & Production — 26.8%
Anadarko Petroleum Corp.	168,100	13,195,850
Apache Corp.	204,312	20,355,605
Brigham Exploration Co. (a)	205,700	7,490,565
Cabot Oil & Gas Corp.	128,800	10,010,336
Carrizo Oil & Gas, Inc. (a)	74,600	2,029,120
Cimarex Energy Co.	55,894	3,577,216
Denbury Resources, Inc. (a)	69,113	1,085,074
Devon Energy Corp.	240,498	15,620,345
EOG Resources, Inc.	266,000	23,788,380
EXCO Resources, Inc.	123,600	1,558,596
Forest Oil Corp. (a)	54,700	637,802
Newfield Exploration Co. (a)	87,000	3,502,620
Noble Energy, Inc.	100,100	8,942,934
Occidental Petroleum Corp.	177,000	16,450,380
Pioneer Natural Resources Co.	76,300	6,401,570
Range Resources Corp.	198,000	13,630,320
Southwestern Energy Co. (a)	116,200	4,885,048
		153,161,761
Oil & Gas Producers — 1.0%
Whiting Petroleum Corp. (a)	118,000	5,492,900

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 11.0%
Arch Coal, Inc.	40,700	$741,554
Berry Petroleum Co., Class A	87,000	3,005,850
Cenovus Energy, Inc.	155,922	5,340,534
Chinook Energy, Inc. (a)	21,955	34,361
CNOOC Ltd. — ADR	36,100	6,808,821
Coastal Energy Co. (a)	527,400	6,291,233
Consol Energy, Inc.	74,500	3,185,620
EQT Corp.	124,300	7,893,050
Lone Pine Resources, Inc. (a)	33,502	252,270
Energy Group Services (b)	49,400	2,228,266
Patriot Coal Corp. (a)	29,340	368,510
Peabody Energy Corp.	157,000	6,809,090
PetroBakken Energy Ltd.	63,337	576,975
Petroleo Brasileiro SA — ADR	133,700	3,611,237
Suncor Energy, Inc.	428,204	13,639,806
Uranium Energy Corp. (acquired 11/03/10, cost $1,679,682) (a)(c)	494,024	1,659,921
		62,447,098
Paper & Forest Products — 0.1%
Fibria Celulose SA — ADR	91,000	807,170
Refining, Marketing & Transportation — 0.4%
Valero Energy Corp.	97,000	2,386,200
Utilities — 0.4%
Williams Cos., Inc.	72,000	2,167,920
Total Common Stocks – 99.0%		564,957,633

Investment Companies
Sprott Physical Silver Trust (a)	191,300	2,972,802
Total Investment Companies – 0.5%		2,972,802
Total Long-Term Investments (Cost – $307,080,584) – 99.5%		567,930,435

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.12% (d)(e)	1,144,308	1,144,308
Total Short-Term Securities (Cost – $1,144,308) - 0.2%		1,144,308
Total Investments (Cost — $308,224,892*) - 99.7%		569,074,743
Other Assets Less Liabilities – 0.3%		1,591,272
Net Assets – 100.0%		$570,666,015

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$311,992,672
Gross unrealized appreciation	$269,268,501
Gross unrealized depreciation	(12,186,430)
Net unrealized appreciation	$257,082,071

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale. As of report date the Trust held 0.3% of its net assets, with a current value of $1,659,921 in this security.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	29,870,267	(28,725,959)	1,144,308	$2,513

(e)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2011	2

Schedule of Investments (concluded)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long Term Securities:
Common Stocks:
Canadian Independents	$37,673,208	—	—	$37,673,208
Chemicals	4,072,631	—	—	4,072,631
Energy Equipment & Services	77,660,324	$6,033	—	77,666,357
Gold	12,700,601	—	—	12,700,601
Integrated Oil & Gas	84,589,806	—	—	84,589,806
Metals & Mining	39,191,529	8,977,569	—	48,169,098
Oil & Gas Drilling	14,284,137	8,016,025	—	22,300,162
Oil & Gas Equipment & Services	51,322,721	—	—	51,322,721
Oil & Gas Exploration & Production	153,161,761	—	—	153,161,761
Oil & Gas Producers	5,492,900	—	—	5,492,900
Oil, Gas & Consumable Fuels	58,558,911	3,888,187	—	62,447,098
Paper & Forest Products	807,170	—	—	807,170
Refining, Marketing & Transportation	2,386,200	—	—	2,386,200
Utilities	2,167,920	—	—	2,167,920
Investment Companies	2,972,802	—	—	2,972,802
Short-Term Securities	1,144,308	—	—	1,144,308
Total	$548,186,929	$20,887,814	—	$569,074,743

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: December 21, 2011